Investment in associate (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
Schedule of Associate of Company

Details of the associate of the Company at the end of the reporting period is as follow:

Name of associate	Place of constitution and operation	Proportion of ownership interest and voting power held by the Company
SCL Terminal Aérea de Santiago, S. A.	Santiago de Chile, Chile	14.77%

Schedule of Net Results of SCL Comprised

As of December 31, 2017, 2018 and 2019, the net results of SCL is comprised as follows:

	2017		2018		2019
Net (loss) profit SCL	Ps.	19,330	Ps.	(6,411)	Ps.	532
Proportion of ownership interest and voting power held by the Company		14.77%		14.77%		14.77%
Share of (loss) profit of associate	Ps.	2,855	Ps.	(947)	Ps.	79

Schedule of Investment in Associate

The detail of the investment in the associate as of December 31, 2019 is as follows:

	Balance
Initial investment	Ps.	21,636
Adjustment to the investment SCL		(13,475)
Share of loss of associate 2017		2,855
Balance as of December 31, 2017		11,016
Payment of capital reduction 2018		(10,034)
Share of loss of associate 2018		(947)
Balance as of December 31, 2018		35
Share of loss of associate 2019		79
Balance as of December 31, 2019	Ps.	114

Schedule of Condensed Statements of Financial Position

Condensed statements of financial position as of December 31, 2017, 2018 and 2019:

	2017		2018		2019
Current assets	Ps.	142,672	Ps.	47,681	Ps.	11,935
Total assets		142,672		47,681		11,935
Total liability		51,189		37,845		7,354
Shareholders´ equity	Ps.	91,483	Ps.	9,836	Ps.	4,581

Schedule of Condensed Statement of Comprehensive Profit (Loss)

Condensed statement of comprehensive profit (loss) for the year ended December 31, 2017, 2018 and 2019:

	2017		2018		2019
Revenues	Ps.	56,373	Ps.	1,773	Ps.	585
Costs, expenses and income taxes		37,043		8,184		53
Net Profit (loss)	Ps.	19,330	Ps.	(6,411)	Ps.	532